CONSOLIDATED FINANCIAL STATEMENT DETAILS	12 Months Ended
Dec. 31, 2018
CONSOLIDATED FINANCIAL STATEMENT DETAILS
CONSOLIDATED FINANCIAL STATEMENT DETAILS

7.           CONSOLIDATED FINANCIAL STATEMENT DETAILS

Consolidated Balance Sheets

i.            Cash and cash equivalents:

	December 31,	December 31,
	2018	2017
Cash on hand and balances with banks	$207.9	$600.8
Short-term deposits	141.1	425.0
	$349.0	$1,025.8

Restricted cash:

	December 31,	December 31,
	2018	2017
Restricted cash (a)	$12.7	$12.1

(a)	Restricted cash relates to loan escrow judicial deposits and environmental indemnity deposits.

ii.            Accounts receivable and other assets:

	December 31,	December 31,
	2018	2017
Trade receivables	$3.6	$4.5
Prepaid expenses	21.3	19.8
VAT receivable	48.4	36.2
Deposits	8.5	11.1
Other	19.6	19.7
	$101.4	$91.3

iii.            Inventories:

	December 31,	December 31,
	2018	2017
Ore in stockpiles (a)	$299.9	$242.6
Ore on leach pads (b)	375.0	358.5
In-process	113.5	122.3
Finished metal	50.5	91.5
Materials and supplies	540.7	519.3
	1,379.6	1,334.2
Long-term portion of ore in stockpiles and ore on leach pads (a),(b)	(327.6)	(239.9)
	$1,052.0	$1,094.3

(a)

Ore in stockpiles relates to the Company’s operating mines. Low-grade material not scheduled for processing within the next 12 months is included in other long-term assets on the consolidated balance sheets. See Note 7vii.

(b)

Ore on leach pads relates to the Company's Tasiast, Fort Knox, Round Mountain and Bald Mountain mines. Based on current mine plans, the Company expects to place the last tonne of ore on its leach pads at Tasiast in 2020, Bald Mountain in 2023, Round Mountain in 2025 and Fort Knox in 2027. Material not scheduled for processing within the next 12 months is included in other long-term assets on the consolidated balance sheets. See Note 7vii.

iv.            Property, plant and equipment:

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment	properties (a)	properties	Total
Cost
Balance at January 1, 2018	$8,374.7	$8,311.5	$15.5	$16,701.7
Additions	629.4	457.1	—	1,086.5
Acquisitions (b)	274.8	65.1	—	339.9
Capitalized interest	23.8	17.7	—	41.5
Disposals	(115.7)	(39.9)	(2.1)	(157.7)
Other	(2.8)	5.1	—	2.3
Balance at December 31, 2018	9,184.2	8,816.6	13.4	18,014.2

Accumulated depreciation, depletion, amortization
Balance at January 1, 2018	$(5,308.4)	$(6,506.1)	$—	$(11,814.5)
Depreciation, depletion and amortization	(508.5)	(317.0)	—	(825.5)
Disposals	106.5	39.9	—	146.4
Other	8.3	(9.8)	—	(1.5)
Balance at December 31, 2018	(5,702.1)	(6,793.0)	—	(12,495.1)

Net book value	$3,482.1	$2,023.6	$13.4	$5,519.1

Amount included above as at December 31, 2018:
Assets under construction	$495.0	$288.5	$—	$783.5
Assets not being depreciated (c)	$719.1	$584.3	$13.4	$1,316.8

(a)	At December 31, 2018, the significant development and operating properties include projects at Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano and Lobo-Marte.
(b)

During the year ended December 31, 2018, the Company completed the acquisitions of the remaining 50% interest in the La Coipa Phase 7 mining concessions that it did not already own, two hydroelectric power plants in Brazil and the remaining 50% interest in the Bald Mountain exploration joint venture. See Notes 6i, 6ii and 6iii.

(c)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

		Mineral Interests
		Development and
	Land, plant and	operating	Pre-development
	equipment	properties(a)	properties	Total
Cost
Balance at January 1, 2017	$7,791.3	$7,970.2	$164.3	$15,925.8
Additions	626.9	298.5	—	925.4
Capitalized interest	13.8	11.3	—	25.1
Disposals	(44.5)	—	(133.2)	(177.7)
Other	(12.8)	31.5	(15.6)	3.1
Balance at December 31, 2017	8,374.7	8,311.5	15.5	16,701.7

Accumulated depreciation, depletion, amortization and impairment
Balance at January 1, 2017	$(5,076.4)	$(5,852.4)	$(79.4)	$(11,008.2)
Depreciation, depletion and amortization	(529.3)	(371.5)	—	(900.8)
Impairment, net of reversals(b)	260.9	(282.4)	—	(21.5)
Disposals	38.8	—	79.2	118.0
Other	(2.4)	0.2	0.2	(2.0)
Balance at December 31, 2017	(5,308.4)	(6,506.1)	—	(11,814.5)

Net book value	$3,066.3	$1,805.4	$15.5	$4,887.2

Amount included above as at December 31, 2017:
Assets under construction	$534.2	$116.4	$—	$650.6
Assets not being depreciated (c)	$723.3	$342.8	$15.5	$1,081.6

(a)	At December 31, 2017, the significant development and operating properties include Fort Knox, Round Mountain, Bald Mountain, Paracatu, Kupol, Tasiast, Chirano and Lobo-Marte.
(b)	At December 31, 2017, an impairment charge was recorded at Paracatu and impairment reversals were recorded at Fort Knox and Tasiast, entirely related to property, plant and equipment. See Note 8.
(c)	Assets not being depreciated relate to land, capitalized E&E costs, assets under construction, which relate to expansion projects, and other assets that are in various stages of being readied for use.

Capitalized interest primarily relates to qualifying capital expenditures at Tasiast, Round Mountain, Bald Mountain, Fort Knox and Paracatu and had a weighted average borrowing rate of 5.62% and 5.54% during the years ended December 31, 2018 and 2017, respectively.

At December 31, 2018, $230.7 million of E&E assets were included in mineral interests (December 31, 2017 - $164.4 million). During the year ended December 31, 2018, the Company acquired $65.1 million of E&E assets, disposed of $2.0 million of E&E assets and transferred $nil of E&E assets to capitalized development (year ended December 31, 2017  -  $nil,  $54.1 million and $0.2 million, respectively). During the year ended December 31, 2018, the Company capitalized $3.1 million and expensed $11.5 million of E&E costs, respectively (year ended December 31, 2017 - $1.9 million and $6.7 million, respectively). Expensed E&E costs are included as operating cash flows in the consolidated statements of cash flows.

v.        Goodwill:

As at December 31, 2018 and December 31, 2017, goodwill of $162.7 million is comprised of goodwill for Kupol of $158.8 million and for other operations of $3.9 million.

vi.       Long-term investments:

Unrealized gains and losses on equity investments classified as financial assets at FVOCI were as follows:

	December 31, 2018		December 31, 2017
		Gains (losses) in		Gains (losses) in
	Fair value	AOCI (a)	Fair value	AOCI (a)
Investments in an unrealized gain position	$76.1	$5.1	$125.1	$26.6
Investments in an unrealized loss position	79.8	(80.3)	62.9	(19.7)
	$155.9	$(75.2)	$188.0	$6.9

(a)	See the consolidated statements of comprehensive income (loss) and Note 7ix. for details of net gains or losses recognized in OCI during the years ended December 31, 2018 and 2017.

vii.      Other long-term assets:

	December 31,	December 31,
	2018	2017
Long-term portion of ore in stockpiles and ore on leach pads (a)	$327.6	$239.9
Deferred charges, net of amortization	9.7	8.9
Long-term receivables(b)	182.5	272.8
Advances for the purchase of capital equipment	3.0	6.4
Other	41.3	46.0
	$564.1	$574.0

(a)

Long-term portion of ore in stockpiles and ore on leach pads represents low-grade material not scheduled for processing within the next twelve months. As at December 31, 2018, long-term ore in stockpiles was at the Company’s Fort Knox, Kupol, Tasiast, Chirano and Paracatu mines, and long-term ore on leach pads was at the Company’s Fort Knox, Round Mountain, and Tasiast mines.

(b)

As at December 31, 2018, Long-term receivables includes an estimated benefit of $66.1 million (December 31, 2017 - $124.4 million) related to the enactment of U.S Tax Reform legislation in December 2017.  Of the original estimate of $124.4 million from 2017, $58.3 million has been reclassified to Current income tax recoverable.  See Note 17 for additional information regarding U.S. Tax Reform impacts.

viii.       Accounts payable and accrued liabilities:

	December 31,	December 31,
	2018	2017
Trade payables	$89.1	$77.4
Accrued liabilities	260.6	274.2
Employee related accrued liabilities	116.2	131.0
	$465.9	$482.6

ix.        Accumulated other comprehensive income (loss):

	Long-term	Derivative
	Investments	Contracts	Total
Balance at December 31, 2016	$23.6	$15.5	$39.1
Other comprehensive loss before tax	(16.4)	(2.4)	(18.8)
Tax	(0.3)	1.1	0.8
Balance at December 31, 2017	$6.9	$14.2	$21.1
Adjustment on initial application of IFRS 9 (a)	(56.3)	—	(56.3)
Other comprehensive loss before tax	(26.1)	(77.7)	(103.8)
Tax	0.3	20.7	21.0
Losses on cash flow hedges transferred to cost of non-financial assets (b)	—	19.5	19.5
Balance at December 31, 2018	$(75.2)	$(23.3)	$(98.5)

(a)	See Note 4(a) for details of the Company’s initial application of IFRS 9.
(b)	Net of tax recovery of $10.0 million.

Consolidated Statements of Operations

x.         Other operating expense:

	Years ended December 31,
	2018	2017
Other operating expense	$137.0	$129.6
	$137.0	$129.6

Other operating expense of $137.0 million for the year ended December 31, 2018 includes $37.9 million of costs as a result of production issues associated with the pit wall slide at Fort Knox, and environmental and other operating expenses for closed mining sites of $28.7 million.

Other operating expense of $129.6 million for the year ended December 31, 2017 includes the write-off of value-added tax (“VAT”) receivables and settlement of VAT disputes, costs related to the temporary curtailment of mining activities at Paracatu, costs related to the Fort Knox Gilmore Feasibility study, reclamation expenses related to properties where mining activities have ceased or are in reclamation, and care and maintenance and other costs.

xi.        Other income (expense) – net:

	Years ended December 31,
	2018	2017

Gain on disposition of associate and other interests - net (a)	$2.1	$55.2
(Loss) gain on disposition of other assets - net	(2.9)	1.9
Reversal of impairment charges (b)	—	97.0
Foreign exchange losses	(4.3)	(4.9)
Net non-hedge derivative (losses) gains	(1.2)	0.3
Other - net (c)	9.5	38.6
	$3.2	$188.1

(a)

During the year ended December 31, 2017, the Company recognized a gain on disposition of its interests in Cerro Casale and Quebrada Seca of $12.7 million, a loss on disposition of its interest in White Gold of $1.7 million, and a gain on disposition of its interest in DeLamar of $44.2 million. See Note 6.

(b)	During the year ended December 31, 2017, the Company recognized a reversal of impairment charges related to the sale of its interest in Cerro Casale. See Note 6iv.
(c)	During the year ended December 31, 2017, the Company recognized $17.5 million of insurance recoveries, and $9.9 million related to a settlement of a royalty agreement.

xii.      Finance expense:

	Years ended December 31,
	2018	2017
Accretion on reclamation and remediation obligations	$(29.1)	$(31.3)
Interest expense, including accretion on debt (a)	(72.1)	(86.5)
	$(101.2)	$(117.8)

(a)	During the years ended December 31, 2018 and 2017, $41.5 million and $25.1 million, respectively, of interest was capitalized to property, plant and equipment. See Note 7iv.

Total interest paid, including interest capitalized, during the year ended December 31, 2018 was $96.1 million (year ended December 31, 2017 - $80.9 million).

xiii.      Employee benefits expenses:

The following employee benefits expenses are included in production cost of sales, general and administrative, and exploration and business development expenses:

	Years ended December 31,
	2018	2017
Salaries, short-term incentives, and other benefits	$668.6	$678.5
Share-based payments	21.3	25.9
Other	9.6	11.2
	$699.5	$715.6